Revisions of Previously Issued Financial Statements (Details) - Dec. 31, 2024	SFr / shares	$ / shares
Maximum [Member]
Revisions of Previously Issued Financial Statements (Details) [Line Items]
Common stock price per share | (per share)	SFr 0.8	$ 0.88
Minimum [Member]
Revisions of Previously Issued Financial Statements (Details) [Line Items]
Common stock price per share | (per share)	SFr 0.03	$ 0.0369